UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 34.2%
Aerospace & Defense 0.4%
Boeing Co. (The) Senior Unsecured
11/20/12	1.875%	$5,000,000	$5,041,865
Automotive 1.4%
American Honda Finance Corp. Senior Unsecured (a)
03/18/13	2.375%	4,000,000	4,061,784
PACCAR Financial Corp.
12/17/12	1.950%	4,100,000	4,132,902
Volkswagen International Finance NV (a)
08/12/13	1.625%	5,000,000	5,030,595
Volkswagen International Finance NV (a)(b)
04/01/14	1.078%	5,000,000	4,985,570
Total			18,210,851
Banking 9.2%
American Express Centurion Bank Senior Unsecured
10/17/12	5.550%	6,000,000	6,134,766
BB&T Corp.
Senior Unsecured
07/27/12	3.850%	2,100,000	2,116,884
BB&T Corp. (b)
Senior Unsecured
04/28/14	1.166%	5,000,000	5,005,585
Canadian Imperial Bank of Commerce Senior Unsecured
09/13/13	1.450%	11,000,000	11,132,813
Capital One Financial Corp.
Senior Unsecured
07/15/14	2.125%	2,000,000	2,012,988
Capital One Financial Corp. (b)
Senior Unsecured
07/15/14	1.617%	5,000,000	4,965,495
Citigroup, Inc. Senior Unsecured (b)
04/01/14	1.398%	7,500,000	7,359,735
Commonwealth Bank of Australia Senior Unsecured (a)(b)
03/19/13	1.024%	10,000,000	10,041,050
Fifth Third Bank Senior Unsecured (b)
05/17/13	0.605%	5,500,000	5,456,506
JPMorgan Chase & Co.
Senior Unsecured
06/01/14	4.650%	7,500,000	7,987,492
JPMorgan Chase & Co. (b)
09/30/13	1.220%	7,500,000	7,550,625
KeyCorp Senior Unsecured
05/14/13	6.500%	8,000,000	8,445,608

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Morgan Stanley Senior Unsecured (b)
01/09/14	0.769%	$6,500,000	$6,180,206
National Australia Bank Ltd. Senior Unsecured (a)(b)
04/11/14	1.189%	5,000,000	5,006,010
Royal Bank of Canada
03/15/13	2.250%	3,000,000	3,036,456
Toronto-Dominion Bank (The) (b)
Senior Unsecured
07/14/14	0.767%	2,000,000	2,004,384
Toronto-Dominion Bank (The) (c)
Senior Unsecured
07/14/14	1.375%	5,000,000	5,068,835
U.S. Bancorp
Senior Notes
07/27/15	2.450%	5,000,000	5,192,685
Senior Unsecured
09/13/13	1.375%	5,000,000	5,054,350
Wachovia Corp.
Subordinated Notes
08/01/14	5.250%	5,000,000	5,376,265
Wachovia Corp. (b)
Senior Unsecured
05/01/13	2.317%	5,000,000	5,082,245
Total			120,210,983
Chemicals 0.4%
Dow Chemical Co. (The) Senior Unsecured
05/15/14	7.600%	5,000,000	5,635,235
Construction Machinery 0.8%
Caterpillar Financial Services Corp. Senior Unsecured
04/01/14	1.650%	5,000,000	5,100,370
John Deere Capital Corp.
04/17/15	0.875%	4,950,000	4,958,217
Total			10,058,587
Electric 2.7%
DTE Energy Co. Senior Unsecured (b)
06/03/13	1.180%	2,000,000	2,006,823
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	6,675,000	7,295,902
Exelon Generation Co. LLC Senior Unsecured
01/15/14	5.350%	7,500,000	8,000,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Georgia Power Co. Senior Unsecured (b)
03/15/13	0.794%	$10,000,000	$10,005,200
Oncor Electric Delivery Co. LLC Senior Secured
05/01/12	6.375%	8,000,000	8,001,077
Total			35,309,785
Food and Beverage 3.3%
Anheuser-Busch InBev Worldwide, Inc.
07/14/14	1.500%	6,000,000	6,091,014
Anheuser-Busch InBev Worldwide, Inc. (b)
03/26/13	1.204%	2,000,000	2,012,208
Bacardi Ltd. (a)
04/01/14	7.450%	5,000,000	5,582,325
Dr. Pepper Snapple Group, Inc.
12/21/12	2.350%	3,000,000	3,031,884
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	4,000,000	4,066,004
General Mills, Inc. (b)
Senior Unsecured
05/16/14	0.848%	4,000,000	4,004,720
Kraft Foods, Inc.
Senior Unsecured
05/08/13	2.625%	3,000,000	3,054,807
Kraft Foods, Inc. (b)
Senior Unsecured
07/10/13	1.344%	5,000,000	5,025,520
PepsiCo, Inc. Senior Unsecured (b)
05/10/13	0.355%	5,000,000	5,010,150
SABMiller Holdings, Inc. (a)
01/15/15	1.850%	6,000,000	6,084,354
Total			43,962,986
Gas Distributors 0.4%
Sempra Energy Senior Unsecured (b)
03/15/14	1.234%	5,000,000	5,004,470
Gas Pipelines 0.9%
NiSource Finance Corp.
03/01/13	6.150%	8,000,000	8,334,296
TransCanada PipeLines Ltd. Senior Unsecured
03/02/15	0.875%	3,650,000	3,657,844
Total			11,992,140
Health Care 0.7%
Express Scripts Holding Co.
06/15/12	5.250%	1,000,000	1,005,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co. (a)
11/21/14	2.750%	$5,000,000	$5,139,040
Mount Sinai Hospital
07/01/12	2.210%	3,000,000	3,004,406
Total			9,148,633
Independent Energy 0.7%
Canadian Natural Resources Ltd.
Senior Unsecured
10/01/12	5.450%	4,000,000	4,078,384
11/14/14	1.450%	5,000,000	5,067,618
Total			9,146,002
Integrated Energy 0.6%
BP Capital Markets PLC
12/05/14	1.700%	7,500,000	7,612,208
Life Insurance 1.6%
MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.368%	7,500,000	7,526,317
Metropolitan Life Global Funding I Secured (a)
01/10/14	1.219%	5,000,000	5,002,630
Prudential Financial, Inc. Senior Unsecured
01/14/13	2.750%	8,000,000	8,112,528
Total			20,641,475
Media Non-Cable 0.6%
Reed Elsevier Capital, Inc.
01/15/14	7.750%	7,625,000	8,406,448
Metals 0.5%
Rio Tinto Finance USA PLC
03/20/15	1.125%	7,000,000	6,995,429
Non-Captive Diversified 0.8%
General Electric Capital Corp.
Senior Unsecured
01/09/15	2.150%	5,000,000	5,086,705
General Electric Capital Corp. (b)
Senior Unsecured
04/07/14	1.099%	5,000,000	4,996,565
Total			10,083,270
Pharmaceuticals 1.2%
Novartis Capital Corp.
04/24/13	1.900%	5,300,000	5,381,037

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Sanofi
Senior Unsecured
09/30/14	1.200%	$5,000,000	$5,061,520
Sanofi (b)
Senior Unsecured
03/28/14	0.783%	5,000,000	5,023,565
Teva Pharmaceutical Finance IV LLC
11/10/14	1.700%	1,000,000	1,016,500
Total			16,482,622
Property & Casualty 1.4%
Berkshire Hathaway Finance Corp. (b)
01/10/14	0.799%	4,600,000	4,616,298
Berkshire Hathaway, Inc. Senior Unsecured
08/15/14	1.203%	10,000,000	10,108,630
Liberty Mutual Group, Inc. (a)
09/01/12	7.250%	3,225,000	3,286,339
Total			18,011,267
Retailers 1.4%
Best Buy Co., Inc. Senior Unsecured
07/15/13	6.750%	5,000,000	5,233,495
CVS Caremark Corp. Senior Unsecured
09/15/14	4.875%	8,000,000	8,760,312
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,994,370
Total			17,988,177
Supermarkets 1.0%
Kroger Co. (The)
04/15/13	5.000%	5,000,000	5,194,335
Safeway, Inc. Senior Unsecured
03/15/14	6.250%	6,974,000	7,539,375
Total			12,733,710
Technology 1.8%
Hewlett-Packard Co.
Senior Unsecured
05/30/14	1.550%	3,000,000	3,010,263
Hewlett-Packard Co. (b)
Senior Unsecured
09/19/14	2.024%	5,000,000	5,067,085
International Business Machines Corp. Senior Unsecured
02/06/15	0.550%	4,950,000	4,925,978
Xerox Corp.
Senior Unsecured
09/13/13	1.874%	7,950,000	8,007,884
Xerox Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Senior Unsecured
05/16/14	1.318%	$3,000,000	$2,984,736
Total			23,995,946
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (a)
01/10/14	2.250%	5,000,000	5,031,995
Wireless 0.6%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	7,500,000	8,090,993
Wirelines 1.4%
AT&T, Inc. Senior Unsecured
02/13/15	0.875%	5,000,000	4,985,910
Telefonica Emisiones SAU (b)
02/04/13	0.861%	10,000,000	9,799,530
Verizon Communications, Inc.
Senior Unsecured
03/28/14	1.950%	1,000,000	1,023,354
Verizon Communications, Inc. (b)
Senior Unsecured
03/28/14	1.083%	3,000,000	3,029,934
Total			18,838,728
Total Corporate Bonds & Notes (Cost: $446,846,494)			$448,633,805

Residential Mortgage-Backed Securities - Agency 1.2%
Federal Home Loan Mortgage Corp. (b)(d)
02/01/36	2.380%	420,108	444,388
Federal Home Loan Mortgage Corp. (d)
CMO Series 2534 Class EC
05/15/22	5.000%	391,476	393,317
CMO Series 2843 Class BA
01/15/18	5.000%	1,386,126	1,411,250
CMO Series 2886 Class PH
08/15/30	3.900%	22,256	22,270
CMO Series 2958 Class QC
09/15/18	4.500%	1,104,268	1,115,242
CMO Series 3057 Class BT
10/15/30	5.000%	695,051	696,083
CMO Series 3241 Class DC
07/15/34	4.500%	2,341,358	2,392,176
Federal National Mortgage Association (b)(d)
03/01/34	3.041%	376,237	400,168
Federal National Mortgage Association (d)
CMO Series 2008-68 Class AE
07/25/35	5.250%	1,128,130	1,140,796

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2011-18 Class EM
06/25/37	4.000%	$7,036,358	$7,336,570
Total Residential Mortgage-Backed Securities - Agency (Cost: $15,389,108)			$15,352,260

Residential Mortgage-Backed Securities - Non-Agency 1.0%
Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (a)(d)
01/27/36	2.732%	1,187,762	1,167,003
FDIC Trust CMO Series 2011-N1 Class A1 (a)(d)
12/25/16	4.500%	925,089	931,027
JPMorgan Reremic CMO Series 2010-1 Class 1A1 (a)(d)
02/26/37	6.000%	2,530,914	2,613,217
Morgan Stanley Reremic Trust CMO Series 2010-R4 Class 1A (a)(b)(d)
01/26/36	0.572%	2,228,489	2,210,173
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.372%	6,500,000	6,370,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $13,226,807)			$13,291,420

Commercial Mortgage-Backed Securities - Non-Agency 6.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 (d)
06/11/35	6.186%	53,276	53,269
Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class A4 (d)
08/13/39	4.680%	5,780,000	5,992,692
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	3,150,162	3,277,353
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2 (d)
12/15/35	4.940%	7,109,409	7,186,852
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (d)
08/01/38	5.396%	6,850,000	7,390,306
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 (d)
06/10/36	5.317%	4,233,000	4,503,874
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2002-CIB4 Class A3
05/12/34	6.162%	277,346	277,246
Series 2003-CB6 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
07/12/37	5.255%	$3,900,000	$4,051,987
Series 2003-ML1A Class A2
03/12/39	4.767%	8,953,000	9,142,756
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A5 (d)
09/15/31	4.853%	3,333,776	3,361,000
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 (d)
11/12/35	5.236%	9,370,000	9,858,758
Morgan Stanley Capital I (d)
Series 2003-T11 Class A4
06/13/41	5.150%	11,770,263	12,206,846
Series 2004-T13 Class A4
09/13/45	4.660%	4,434,000	4,648,144
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (d)
09/15/37	5.080%	4,944,369	5,001,887
Wachovia Bank Commercial Mortgage Trust Series 2003-C3 Class A2 (d)
02/15/35	4.867%	10,123,215	10,306,708
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $88,302,892)			$87,259,678

Asset-Backed Securities - Non-Agency 15.9%
Ally Auto Receivables Trust Series 2010-1 Class A3
05/15/14	1.450%	1,679,421	1,686,063
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,133,831
AmeriCredit Automobile Receivables Trust
Series 2010-B Class A2 (AGCP)
02/06/14	1.180%	307,415	307,503
Series 2012-1 Class A2
10/08/15	0.910%	2,000,000	2,002,418
Avis Budget Rental Car Funding AESOP LLC Series 2005-2A Class A (a)(b)
05/20/13	0.442%	1,666,667	1,665,551
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	2,439,830	2,441,790
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,964,000	3,969,458
CIT Education Loan Trust Series 2005-1 Class A2 (b)
03/15/22	0.564%	3,571,147	3,558,047
CNH Equipment Trust
Series 2009-B Class A4
10/15/14	5.170%	4,031,337	4,088,564

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2011-B Class A3
08/15/16	0.910%	$2,487,000	$2,492,002
Capital Auto Receivables Asset Trust Series 2008-A Class B (a)
01/15/15	6.890%	7,000,000	7,302,004
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 (b)
10/15/15	0.774%	10,000,000	10,011,956
Chesapeake Funding LLC Series 2009-2A Class A (a)(b)
09/15/21	1.990%	4,814,542	4,832,809
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	10,870,000	10,951,643
Citibank Credit Card Issuance Trust (b)
Series 2009-A2 Class A2
05/15/14	1.790%	10,000,000	10,006,131
Conn Funding II LP CMO Series 2012-AA Class A (a)
04/15/16	4.000%	5,500,000	5,465,625
DT Auto Owner Trust (a)
Series 2011-2A Class C
02/16/16	3.050%	3,000,000	2,997,906
Series 2011-3A Class A
08/15/14	1.400%	3,245,181	3,256,785
Discover Card Master Trust Series 2010-A1 Class A1 (b)
09/15/15	0.890%	8,500,000	8,539,855
Enterprise Fleet Financing LLC Series 2011-2 Class A2 (a)
10/20/16	1.430%	5,922,720	5,924,000
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,900,711
Ford Credit Auto Lease Trust (a)
Series 2010-B Class A3
07/15/13	0.910%	4,264,293	4,267,538
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
09/15/15	1.500%	8,175,000	8,213,447
Ford Credit Floorplan Master Owner Trust (a)(b)
Series 2010-1 Class A
12/15/14	1.890%	10,000,000	10,088,541
GE Equipment Midticket LLC Series 2011-1 Class A2
05/22/14	0.720%	4,000,000	3,998,143
Great America Leasing Receivables Series 2011-1 Class A2 (a)
03/15/13	1.050%	2,285,020	2,286,146
Leaf II Receivables Funding LLC (a)
Series 2010-4 Class A
08/20/18	1.700%	1,963,026	1,950,462
Series 2011-1 Class A
12/20/18	1.700%	2,918,903	2,874,244

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Louisiana Public Facilities Authority Series 2011-A Class A1 (b)
04/26/21	0.966%	$624,069	$621,254
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3
11/17/14	0.880%	10,000,000	10,008,416
Navistar Financial Dealer Note Master Trust Series 2011-1 Class A (a)(b)
10/25/16	1.389%	2,500,000	2,521,424
New York City Tax Lien Series 2011-AA Class A (a)
12/10/24	1.990%	3,276,594	3,276,500
Nissan Auto Lease Trust Series 2010-A Class A3
01/15/16	1.390%	690,296	690,558
Oncor Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2
11/17/14	4.810%	185,256	187,478
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (b)
10/01/18	0.968%	1,321,435	1,319,966
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.240%	2,037,986	2,023,816
Series 2011-B Class A1
12/16/24	1.090%	4,327,596	4,307,612
Series 2012-B Class A1
12/15/21	1.340%	2,000,000	1,999,999
SMART Trust (a)
Series 2011-1USA Class A2A
04/14/13	1.180%	1,842,498	1,842,629
Series 2011-2USA Class A2A
11/14/13	1.220%	5,092,519	5,098,426
Series 2012-1USA Class A2A
09/14/14	1.040%	4,000,000	3,999,076
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	1,154,871	1,156,061
Series 2012-1 Class A2
04/15/15	1.250%	3,000,000	3,012,516
Series 2012-2 Class A2
05/15/15	1.290%	4,200,000	4,200,266
Santander Drive Auto Receivables Trust (a)
Series 2010-B Class A2
07/15/13	1.010%	1,631,344	1,632,097
Silverleaf Finance LLC Series 2010-A Class A (a)
07/15/22	5.360%	1,559,068	1,576,354
Toyota Auto Receivables Owner Trust Series 2012-A Class A2
10/15/14	0.570%	7,500,000	7,499,524
Utah State Board of Regents Series 2011-1 Class A1 (b)
05/01/23	1.047%	9,275,093	9,235,673

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Volkswagen Auto Lease Trust Series 2010-A Class A3
11/20/13	0.990%	$4,906,164	$4,914,884
Wachovia Auto Owner Trust Series 2008-A Class A4B (b)
03/20/14	1.390%	3,376,510	3,380,832
Total Asset-Backed Securities - Non-Agency (Cost: $207,726,252)			$207,718,534

U.S. Treasury Obligations 4.7%
U.S. Treasury
02/28/14	0.250%	30,000,000	29,998,830
U.S. Treasury
01/31/14	0.250%	20,000,000	20,000,780
U.S. Treasury (c)
03/15/15	0.375%	12,000,000	12,000,000
Total U.S. Treasury Obligations (Cost: $61,864,453)			$61,999,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 5.4%
Citizens Property Insurance Corp.
Refunding Revenue Bonds
Senior Secured High Risk Account
Series 2007A
03/01/14	5.000%	$2,750,000	$2,943,380
Senior Secured Revenue Bonds
Series 2009A-1
06/01/12	5.000%	6,260,000	6,286,633
Citizens Property Insurance Corp. (b)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	2.000%	5,000,000	5,039,900
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,003,270
County of Orange Revenue Bonds Series 2012A
08/01/12	0.750%	3,500,000	3,501,925
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2007A (b)
10/15/12	1.065%	16,000,000	15,999,200
Illinois Municipal Electric Agency Taxable Revenue Bonds Series 2009B
02/01/13	4.160%	750,000	766,058

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Republic Services, Inc. Project Series 2010B (b)
04/01/31	0.450%	$4,640,000	$4,640,000
Kentucky State Property & Building Commission Revenue Bonds Taxable Project No. 78 Series 2003 (NPFGC)
10/01/12	4.800%	2,450,000	2,493,144
New York State Energy Research & Development Authority Revenue Bonds Consolidated Edison Co., Inc. Project Series 2010 AMT (e)
06/01/36	1.450%	4,210,000	4,231,050
State of Illinois
Unlimited General Obligations Bonds
Series 2004B
03/01/13	5.000%	7,400,000	7,659,518
Unlimited General Obligations Taxable Bonds
Series 2010
01/01/13	3.321%	3,500,000	3,559,010
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/14	5.000%	5,000,000	5,412,350
University of California Revenue Bonds Taxable Series 2011Y-1 (b)(f)
07/01/41	0.321%	5,000,000	4,999,950
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (e)
08/01/12	2.000%	2,000,000	2,004,620
Total Municipal Bonds (Cost: $70,212,468)			$70,540,008

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper 30.6%
Electric 10.5%
American Electric Power Co., Inc. (a)(g)
05/04/12	0.410%	19,600,000	$19,599,129
05/15/12	0.370%	20,000,000	19,997,000
Dominion Resources, Inc. (a)(g)
05/02/12	0.390%	21,300,000	21,299,550

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Electric (continued)
Duke Energy Corp. (a)(g)
05/03/12	0.370%	$6,600,000	$6,599,802
Pacific Gas & Electric Co. (a)(g)
05/01/12	0.400%	24,200,000	24,199,738
05/04/12	0.410%	13,600,000	13,599,395
05/09/12	0.420%	4,400,000	4,399,549
South Carolina Electric & Gas Co. (g)
05/11/12	0.470%	10,800,000	10,798,482
Virginia Electric and Power Co. (g)
05/02/12	0.390%	5,000,000	4,999,895
05/07/12	0.410%	11,500,000	11,499,105
Total			136,991,645
Gas Distributors 2.7%
Atmos Energy Corp. (a)(g)
05/03/12	0.330%	20,000,000	19,999,450
Michigan Consolidated Gas Co. (g)
05/02/12	0.370%	15,000,000	14,999,700
Total			34,999,150
Gas Pipelines 5.3%
Kinder Morgan Energy Partners LP (a)(g)
05/01/12	0.370%	29,000,000	28,999,710
Transcanada Pipeline Ltd. (a)(g)
05/07/12	0.460%	40,000,000	39,996,500
Total			68,996,210
Independent Energy 3.1%
Devon Energy Corp. (a)(g)
05/03/12	0.350%	17,500,000	17,499,490
05/14/12	0.310%	22,600,000	22,597,275
Total			40,096,765
Integrated Energy 2.3%
Suncor Energy, Inc. (a)(g)
05/02/12	0.340%	12,300,000	12,299,768
05/09/12	0.350%	5,464,000	5,463,522
05/17/12	0.330%	13,000,000	12,997,974
Total			30,761,264
Media Non-Cable 2.9%
Reed Elsevier, Inc. (a)(g)
05/07/12	0.460%	25,000,000	24,997,813
05/18/12	0.470%	12,800,000	12,797,056
Total			37,794,869

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Non-Captive Diversified 1.1%
Ford Motor Credit Co. (a)(g)
05/16/12	0.910%	$15,000,000	$14,994,000
Wirelines 2.7%
Verizon Communications, Inc. (a)(g)
05/09/12	0.300%	6,954,000	6,953,478
05/14/12	0.310%	28,700,000	28,696,540
Total			35,650,018
Total Commercial Paper (Cost: $400,288,345)			$400,283,921

		Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.144% (h)(i)		73,856	$73,856
Total Money Market Funds (Cost: $73,856)			$73,856

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.3%
Repurchase Agreements 0.3%
Natixis Financial Products, Inc. dated 04/30/12, matures 05/01/12, repurchase price $1,000,007 (j)
	0.240%	1,000,000	$1,000,000
UBS Securities LLC dated 04/30/12, matures 05/01/12, repurchase price $3,472,020 (j)
	0.210%	3,472,000	3,472,000
Total			4,472,000
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,472,000)			$4,472,000
Total Investments (Cost: $1,308,402,675) (k)			$1,309,625,092(l)
Other Assets & Liabilities, Net			334,474
Net Assets			$1,309,959,566

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $519,245,712 or 39.64% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.
(c)	At April 30, 2012, security was partially or fully on loan.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	At April 30, 2012, the value of securities subject to alternative minimum tax was $6,235,670, representing 0.48% of net assets.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(i)	Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$21,042,618	$(20,968,762)	$—	$73,856	$178	$73,856

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$35,340
Fannie Mae REMICS	262,320
Fannie Mae Whole Loan	8,241
Freddie Mac Gold Pool	74,022
Freddie Mac Non Gold Pool	19,150
Freddie Mac REMICS	229,127
Government National Mortgage Association	163,306
United States Treasury Note/Bond	228,501
Total Market Value of Collateral Securities	$1,020,007

UBS Securities LLC (0.210%)

Security Description	Value
Fannie Mae Pool	$2,483,391
Freddie Mac Gold Pool	1,058,049
Total Market Value of Collateral Securities	$3,541,440

(k)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $1,308,403,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,768,000
Unrealized Depreciation	(2,546,000)
Net Unrealized Appreciation	$1,222,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGCP	Assured Guaranty Corporation
AMT	Alternative Minimum Tax
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Bonds
Corporate Bonds & Notes	$—	$448,633,805	$—	$448,633,805
Residential Mortgage-Backed Securities - Agency	—	15,352,260	—	15,352,260
Residential Mortgage-Backed Securities - Non-Agency	—	6,921,420	6,370,000	13,291,420
Commercial Mortgage-Backed Securities - Non-Agency	—	87,259,678	—	87,259,678
Asset-Backed Securities - Non-Agency	—	197,428,203	10,290,331	207,718,534
U.S. Treasury Obligations	61,999,610	—	—	61,999,610
Municipal Bonds	—	70,540,008	—	70,540,008
Total Bonds	61,999,610	826,135,374	16,660,331	904,795,315

Short-Term Securities
Commercial Paper	—	400,283,921	—	400,283,921
Total Short-Term Securities	—	400,283,921	—	400,283,921

Other
Money Market Funds	73,856	—	—	73,856
Investments of Cash Collateral Received for Securities on Loan	—	4,472,000	—	4,472,000
Total Other	73,856	4,472,000	—	4,545,856
Total	$62,073,466	$1,230,891,295	$16,660,331	$1,309,625,092

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency	Non-Agency	Total
Balance as of July 31, 2011	$—	$—	$—
Accrued discounts/premiums	—	17,593	17,593
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	38,298	38,298
Sales	—	(7,486,139)	(7,486,139)
Purchases	6,370,000	5,465,301	11,835,301
Transfers into Level 3	—	12,255,278	12,255,278
Transfers out of Level 3	—	—	—
Balance as of April 30, 2012	$6,370,000	$10,290,331	$16,660,331

*Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2012 was $38,298.

The fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Mortgage and Asset-Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 22, 2012